Shareholders' Equity - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Outstanding shares, beginning balance	4,300	8,290,251	16,690,472
Options forfeited, Lower Range, Price Per Share	$ 16.73	$ 16.73	$ 16.73
Options forfeited, shares	(4,300)	(8,285,951)	(8,400,221)
Options forfeited, Upper Range, Price Per Share	$ 16.73	$ 27.21	$ 27.21
Outstanding shares, ending balance	0	4,300	8,290,251	16,690,472
Stock option plans, Lower price range	$ 0	$ 16.73	$ 16.73	$ 16.73
Outstanding, Weighted Average Price Per Share, beginning	16.73	22.64	21.00
Stock option plans, Upper price range	0	16.73	27.21	27.21
Options forfeited, Weighted Average Price Per Share	16.73	22.65	19.39
Outstanding, Weighted Average Price Per Share, ending	$ 0	$ 16.73	$ 22.64	$ 21.00